OTHER INCOME, BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income [text block] [Abstract]
Schedule of other income by function
	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Coalition and loyalty program Multiplus	-	36,172	126,443
Tours	22,499	96,997	108,448
Aircraft leasing	46,045	102,704	78,056
Customs and warehousing	25,138	29,353	26,667
Duty free	-	543	3,555
Maintenance	18,579	10,471	16,569
Income from non-airlines products Latam Pass	42,913	42,791	19,864
Other miscellaneous income (*)	255,828	41,833	93,156
Total	411,002	360,864	472,758